UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle St. Suite 645

Chicago, IL 60654

(Address of principal executive offices)  (Zip code)

John C. Swhear
Unified Fund Services, Inc.
2960 North Meridian Street Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

           The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

RiverNorth Core Opportunity Fund

BLACKROCK INTL GROWTH & INCOME

Ticker Symbol:BGY	Cusip Number:092524107
Record Date: 7/14/2008	Meeting Date: 9/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Directors vote	Split	Issuer	For/Against	With/Against

CASTLE CONVERTIBLE FUND

Ticker Symbol:CVF	Cusip Number:148443104
Record Date: 9/2/2008	Meeting Date: 10/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Directors	Split	Issuer	For	With/Against
2	Reorganization to existing open-end fund	Split	Issuer	For	With/Against

CLAYMORE RAYMOND JAMES SB1

Ticker Symbol:RYJ	Cusip Number:183833102
Record Date: 7/11/2008	Meeting Date: 8/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Approve Agreement and plan of reorganization.	Split	Issuer	For/Against	With/Against

CLOUGH GLOBAL OPPORTUNITIES FD

Ticker Symbol:GLO	Cusip Number:18914E106
Record Date: 5/27/2008	Meeting Date: 8/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Directors election recommended by management	Split	Issuer	For/Against	With/Against

DELAWARE NATIONAL INSURED MUNI

Ticker Symbol:VFL	Cusip Number:24610T108
Record Date: 6/25/2008	Meeting Date: 8/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Director Election Vote	Split	Issuer	For/Against	With/Against

DWS GLOBAL COMMODITIES STOCK FUND

Ticker Symbol:GCS	Cusip Number:23338Y100
Record Date: 8/26/2008	Meeting Date: 10/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Directors Vote	Split	Issuer	For/Against	With/Against

EATON VANCE SENIOR INCOME TRUST

Ticker Symbol:EVF	Cusip Number:27826S103
Record Date: 8/13/2008	Meeting Date: 10/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Directors Vote	Split	Issuer	For/Against	With/Against

EV TAX-ADVANTAGED GLOBAL DIV INCOME

Ticker Symbol:ETG	Cusip Number:27828S101
Record Date: 6/13/2008	Meeting Date: 8/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Election of directors proposed by management	Split	Issuer	For/Against	With/Against

INSURED MUNCIPAL INCOME FUND

Ticker Symbol:PIF	Cusip Number:45809F104
Record Date: 5/16/2008	Meeting Date: 9/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Election of Directors	Split	Issuer	For/Against	With/Against

INSURED MUNICIPAL BOND FUND

Ticker Symbol:PIF	Cusip Number:45809F104
Record Date: 5/16/2008	Meeting Date: 9/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Election of Directors	Split	Issuer	For/Against	With/Against

INSURED MUNICIPAL INCOME FUND

Ticker Symbol:PIF	Cusip Number:45809F104
Record Date: 5/16/2008	Meeting Date: 7/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Director elections proposed by management	Split	Issuer	For/Against	With/Against

INSURED MUNICIPAL INCOME FUND

Ticker Symbol:PIF	Cusip Number:45809F104
Record Date: 7/17/2008	Meeting Date: 7/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Election of Directors	Split	Issuer	For/Against	With/Against

INSURED MUNICIPAL INCOME FUND

Ticker Symbol:PIF	Cusip Number:45809F104
Record Date: 5/16/2008	Meeting Date: 7/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Eleciton of Directors	Split	Issuer	For/Against	With/Against

INSURED MUNICPAL INCOME FUND

Ticker Symbol:PIF	Cusip Number:45809F104
Record Date: 5/16/2008	Meeting Date: 9/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	directors	Split	Issuer	For	With/Against

LEGG MASON, INC.

Ticker Symbol:LM	Cusip Number:524901105
Record Date: 5/23/2008	Meeting Date: 7/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Election of Directors	For	Issuer	For	With
2	Ratification of Price Waterhouse Coopers as independent registered public accounting firm	For	Issuer	For/Against	With
3	Stockholder proposal for independent directors	For	Issuer	Against	Against
4	Stockholder propsal relating to an advisory vote on executive compensation.	For	Issuer	Against	Against

MFS INTERMEDIATE INCOME

Ticker Symbol:MIN	Cusip Number:55273C107
Record Date: 8/4/2008	Meeting Date: 10/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Directors	Split	Issuer	For	With/Against
2	periodic tender offers	Split	Stockholder	Against	With/Against

NUVEEN DIVIDEND ADV MUNI FUND

Ticker Symbol:NZF	Cusip Number:67070X101
Record Date: 6/2/2008	Meeting Date: 7/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1C	Election of directors	Split	Issuer	For/Against	With/Against
2A	Remove fundamental policy relating to investments in municipal securities.	Split	Issuer	For/Against	With/Against
2 B	To approve the new fundamental policy relating to investments in municipal securities.	Split	Issuer	For/Against	With/Against

OLD MUTUAL/CLAYMORE LONG-SHORT FUND

Ticker Symbol:OLA	Cusip Number:68003N103
Record Date: 5/2/2008	Meeting Date: 7/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Election of Directors	Split	Issuer	For/Against	With/Against

PIONEER MUNICIPAL AND EQUITY TRUST

Ticker Symbol:PBF	Cusip Number:723761102
Record Date: 7/7/2008	Meeting Date: 9/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Approve merger between PBF and Pioneer tax free income fund into an open end fund.	Split	Issuer	For/Against	With/Against

RMK STRATEGIC INCOME FUND

Ticker Symbol:RSF	Cusip Number:74963HM03
Record Date: 5/5/2008	Meeting Date: 7/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Director election proposed by management	Split	Issuer	For/Against	With/Against

RMK STRATEGIC INCOME FUND

Ticker Symbol:RSF	Cusip Number:74963H102
Record Date: 5/5/2008	Meeting Date: 7/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Approval of new advisory agreement	Split	Issuer	For/Against	With/Against

TCW STRATEGIC INCOME FUND

Ticker Symbol:TSI	Cusip Number:872340104
Record Date: 6/30/2008	Meeting Date: 9/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Director Vote	Split	Issuer	For/Against	With/Against
2	Proposal to Open-End the Fund	Split	Issuer	For/Against	With/Against

TRI CONTINENTAL

Ticker Symbol:TY	Cusip Number:895436103
Record Date: 7/17/2008	Meeting Date: 10/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
2	Vote for Directors	Split	Issuer	For/Against	With/Against
1	Management Contract	Split	Issuer	For/Against	With/Against

* Management Recommended Vote

Company Name	Ticker	CUSIP	Record Date	Meeting Date	Prop #	Proposal	Vote	Mngmt Recom.	Vs. Mngmt	Author	Notes
Nuveen Floating Rate Income Opportunity Fund	JRO	6706EN100	9/22/2008	11/18/2008	1	Election of director nominees	Split	For	With/Against	Issuer	Mirror Vote
Defined Strategy Fund	DSF	24476Y100	11/12/2008	12/19/2008	1	Approve new investment advisory and management agreement.	Split	For	With/Against	Issuer	Mirror Vote
Defined Strategy Fund	DSF	24476Y100	11/12/2008	12/19/2008	2	Approve new investment sub advisory agreement for the fund.	Split	For	With/Against	Issuer	Mirror Vote
Evergreen Income Advantage Fund	EAD	30023Y105	10/31/2008	1/16/2009	1	Approval of new advisory agreement with Evergreen	Split	For	With/Against	Issuer	Mirror Vote
Evergreen Income Advantage Fund	EAD	30023Y105	10/31/2008	1/16/2009	2	Approval of new sub advisory agreement with Tattersall	Split	For	With/Against	Issuer	Mirror Vote
Evergreen International Balanced Income Fund	EBI	320024R109	10/31/2008	1/16/2009	1	Election of director nominees	Split	For	With/Against	Issuer	Mirror Vote
Evergreen International Balanced Income Fund	EBI	320024R109	10/31/2008	1/16/2009	2	Approval of new advisory agreement with Evergreen	Split	For	With/Against	Issuer	Mirror Vote
Evergreen International Balanced Income Fund	EBI	320024R109	10/31/2008	1/16/2009	3	Approval of new sub advisory agreement with First International Advisors, LLC.	Split	For	With/Against	Issuer	Mirror Vote
Seligman Select Municipal Fund Inc	SEL	816344105	10/24/2008	12/18/2008	1	To approve the merger and the other transactions contemplated by the plan.	Split	For	With/Against	Issuer	Mirror Vote
Seligman Select Municipal Fund Inc	SEL	816344105	10/24/2008	12/18/2008	2	Approve the new investment management services agreement between the corporation and Rivesource investments, LLC.	Split	For	With/Against	Issuer	Mirror Vote
Seligman Select Municipal Fund Inc	SEL	816344105	10/24/2008	12/18/2008	3	Election of director nominees	Split	For	With/Against	Issuer	Mirror Vote
Castle Convertible Fund Inc	CVF	148443104	9/2/2008	10/22/2008	1

Approve an agreement and plan of reorganization providing for transfer of all assets of fund, in exchange for corresponding acquiring fund's class A shares, having an aggregate net asset value equal to value of funds assets.

							Split	For	With	Issuer	Mirror Vote
Castle Convertible Fund Inc	CVF	148443104	9/2/2008	10/22/2008	2	Election of director nominees	Split	For	With	Issuer	Mirror Vote
Evergreen Global Dividend Opportunity Fund	EOD	30024H101	10/31/2008	1/16/2009	1	Election of director nominees	Split	For	With/Against	Issuer	Mirror Vote
Evergreen Global Dividend Opportunity Fund	EOD	30024H101	10/31/2008	1/16/2009	2	Approval of the new investment advisory agreement with Evergreen Investment Management Company, LLC.	Split	For	With/Against	Issuer	Mirror Vote
Evergreen Global Dividend Opportunity Fund	EOD	30024H101	10/31/2008	1/16/2009	3	Approval of the new sub advisory agreement with Crow Point Partner, LLC.	Split	For	With/Against	Issuer	Mirror Vote
Defined Strategy Fund	DSF	24476Y100	11/12/2008	12/19/2008	1	Approve a new investment advisory and management agreement.	Split	For	With/Against	Issuer	Mirror Vote
Defined Strategy Fund	DSF	24476Y100	11/12/2008	12/19/2008	2	Approve a new investment subadvisory agreement for the fund.	Split	For	With/Against	Issuer	Mirror Vote
ASA Ltd	ASA	G3156P103	1/9/2009	2/17/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
ASA Ltd	ASA	G3156P103	1/9/2009	2/17/2009	2	Ratify and Approve Ernst & Young as auditors	Split	For	With/Against	Issuer	Mirror Vote
Alpine Global Premier Properties Fund	AWP	02083A103	1/12/2009	3/12/2009	1	Election of Lauence B. Ashkin	Split	For	With/Against	Issuer	Mirror Vote
Helios Total Return Fund	HTR	42327V109	1/14/2009	3/26/2009	1	Election of Robert F. Birch and Stuart A. McFarland	Split	For	With/Against	Issuer	Mirror Vote
LMP Capital and Income Fund	SCD	50208A102	12/29/2008	2/27/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
The China Fund, Inc.	CHN	169373107	1/23/2009	3/26/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
John Hancock Patriot Premium Dividend Fd II	PDT	41013T105	1/23/2009	4/14/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
John Hancock Patriot Premium Dividend Fd II	PDT	41013T105	1/23/2009	4/14/2009	2	Adopt a new form of investment advisory agreement	Split	For	With/Against	Issuer	Mirror Vote
Liberty All-Star Equity Fund	USA	530158104	2/13/2009	4/23/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Highland Distressed Opportunities Inc	HCD	430067108	2/6/2009	4/9/2009	1	Approve an Agreement of merger of HCD and HCF	Split	For	With/Against	Issuer	Mirror Vote
Boulder Growth & Income Fund Inc.	BIF	101507101	3/4/2009	4/24/2009	1	Approve amendment to the charter classifying the board of directors into there separate classes and making related changes to the charter.	Split	For	With/Against	Issuer	Mirror Vote
Boulder Growth & Income Fund Inc.	BIF	101507101	3/4/2009	4/24/2009	2	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Cohen & Steers Global Income Builder	INB	19248M103	3/5/2009	4/30/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Cohen & Steers Quality Income Realty Fund Inc.	RQI	19247L106	3/5/2009	4/30/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Cohen & Steers Premium Income Realty Fund Inc.	RPF	19247V104	3/5/2009	4/30/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Defined Strategy Fund	DSF	24476Y100	2/24/2009	4/24/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
The Gabelli Global Deal Fund	GDL	36245G103	3/16/2009	5/18/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Gabelli Global Deal Fund Series A	GDL A	36245G202	3/16/2009	5/18/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
The Gabelli Dividend & Income Trust	GDV	36242H104	3/16/2009	5/18/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Neuberger Berman High Yield Strategy	NHS	64128C106	2/27/2009	5/13/2009	3	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Neuberger Berman High Yield Strategy	NHS	64128C106	2/27/2009	5/13/2009	1	Approve new management agreement between fund and Neuberger Berman Management LLC	Split	For	With/Against	Issuer	Mirror Vote
Neuberger Berman High Yield Strategy	NHS	64128C106	2/27/2009	5/13/2009	2	Approve Sub-Advisory agreement between NB Management and Lehman Brothers Asset Management, LLC	Split	For	With/Against	Issuer	Mirror Vote
Wstrn Ast Clymr Infltn Lkd Opts&Inc Fd	WIW	95766R104	3/31/2009	5/11/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Nuveen Global Value Opportunities Fund	JGV	6706EH103	3/9/2009	5/6/2009	1b	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Nuveen Tax Advantaged Dividend Growth Fund	JTD	67073G105	3/9/2009	5/6/2009	1b	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Nuveen Multi-Strategy Income & Growth Fund	JPC	67073B106	3/9/2009	5/6/2009	1a	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Templeton Dragon Fund Inc	TDF	88018T101	3/27/2009	5/29/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Neuberger Berman High Yield Strategy	NHS	64128C106	2/27/2009	5/13/2009	3	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Neuberger Berman High Yield Strategy	NHS	64128C106	2/27/2009	5/13/2009	1	Approve New Management Agreement	Split	For	With/Against	Issuer	Mirror Vote
Neuberger Berman High Yield Strategy	NHS	64128C106	2/27/2009	5/13/2009	2	Approve Sub-Advisory Agreement	Split	For	With/Against	Issuer	Mirror Vote
Highland Credit Strategies Fund	HCF	43005Q107	4/13/2009	6/5/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
DWS Dreman Value Income Edge Fund Inc.	DHG	23339M105	3/31/2009	5/28/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Macquarie Global Infr Total Return	MGU	55608D101	5/1/2009	6/26/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Van Kampen Senior Income Trust	VVR	920961109	4/23/2009	6/17/2009	1	Election of Trustees	Split	For	With/Against	Issuer	Mirror Vote
Calamos Global Dynamic Income Fund	CHW	12811L107	5/1/2009	6/17/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Calamos Global Total Return Fund	CGO	128118106	5/1/2009	6/17/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Calamos Strategic Total Return Fund	CSQ	128125101	5/1/2009	6/17/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Van Kampen Dynamic Credit Opportunities	VTA	921166104	4/23/2009	6/17/2009	1	Election of Trustees	Split	For	With/Against	Issuer	Mirror Vote
Morgan Stanley Emerging Markets Domestic Debt	EDD	617477104	4/23/2009	6/17/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Morgan Stanley China A Share Fund Inc	CAF	617468103	4/23/2009	6/17/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Affiliated Managers Group	AMG	008252108	4/10/2009	6/9/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
Affiliated Managers Group	AMG	008252108	4/10/2009	6/9/2009	2	Ratify the selection of PriceWaterhouseCoopers LLP as the Company's independent registered public accountant.	Split	For	With/Against	Issuer	Mirror Vote
SunAmerica Focused Alpha Growth Fund Inc	FGF	867037103	2/17/2009	4/24/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
The Central Europe and Russia Fund, Inc.	CEE	153436100	5/8/2009	6/30/2009	1	Election of Directors	Split	For	With/Against	Issuer	Mirror Vote
The Central Europe and Russia Fund, Inc.	CEE	153436100	5/8/2009	6/30/2009	2	Ratify the appointment by the audit committee and the board of directors of PriceWaterhouseCoopers LLP.	Split	For	With/Against	Issuer	Mirror Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By /s/Patrick W. Galley
* Patrick W. Galley, President

Date: August 4, 2009

*Print the name and title of each signing officer under his or her signature.